Warrants Liabilities (Details) - USD ($)				6 Months Ended
	Nov. 15, 2024	Jan. 26, 2024	Jan. 13, 2022	Sep. 30, 2025	Sep. 30, 2024
Warrants Liabilities [Line Items]
Price per warrant to purchase (in Dollars per share)				$ 0.01
Warrants to purchase ADS (in Shares)	1,460,328	5,970,152		300,000
Warrants exercise price per share (in Dollars per share)	$ 2.74	$ 0.67		$ 4.8
Offering price per share (in Dollars per share)				$ 4
Fair value of warrants liability			$ 522,116
Additional paid-in capital			$ 522,116
Recognized gain on fair value warrant liabilities
Recognized loss on fair value warrant liabilities				(508,128)	$ 369
Pursuant to the company sold amount		$ 5,970,152
Company agreed to sell stocks (in Shares)	625,000	5,970,152
Purchase price per share (in Dollars per share)		$ 0.67
Warrants expire date		5 years 6 months
Net proceeds				29,482
Change in fair value of representative’s warrants liability				$ 508,128	1,121,968
American Depositary Shares [Member]
Warrants Liabilities [Line Items]
Warrants to purchase ADS (in Shares)	30,000
Warrants exercise price per share (in Dollars per share)	$ 48
Representative’s Warrants Liability [Member]
Warrants Liabilities [Line Items]
Warrants issued and outstanding (in Shares)
Investors Warrants Liability [Member]
Warrants Liabilities [Line Items]
Warrants to purchase ADS (in Shares)
Recognized loss on fair value warrant liabilities					$ (1,121,599)
Change in fair value of representative’s warrants liability		$ 541,494
American Depositary Shares [Member]
Warrants Liabilities [Line Items]
Company agreed to sell stocks (in Shares)		597,015
Purchase price per share (in Dollars per share)		$ 6.7
IPO [Member]
Warrants Liabilities [Line Items]
Percentage of warrant to sold				5.00%
Percentage of sale of stock				120.00%